UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY,  February 8, 2011
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     41
Form 13F Information Table Value Total:     141,150


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title o  CUSIP		(x$1000)	Prn Amt	Prn	Call			Sole	Shared	None
 				Class	 	 	 		 		Sole	Shared	None

Abaxis Inc			COM	002567105	4631	172500	SH		172500			172500
American Medical Alert Corp	COM	027904101	3633	591000	SH		591000			591000
American Safety Insurance Hold	COM	G02995101	10111	472900	SH		472900			472900
America Service Group Inc	COM	02364L109	1665	110000	SH		110000			110000
Cadiz Inc New			COM	12753207	2393	192399	SH		192399			192399
Callidus Software Inc		COM	13123E500	202	40000	SH		40000			40000
Columbia Laboratories Inc	COM	197779101	12298	5417700	SH		5417700			5417700
Commtouch Software Ltd		COM	M25596202	335	90000	SH		90000			90000
Ditech Networks Inc		COM	25500T108	536	375000	SH		375000			375000
Dot Hill Sys Corp		COM	25848T109	10605	6087965	SH		6087965			6087965
Emagin Corporation		COM	29076N206	510	85000	SH		85000			85000
Emrise Corp			COM	29246J101	127	147229	SH		147229			147229
Gametech International Inc	COM	36466D102	142	417500	SH		417500			417500
Gp Strategies Corp		COM	36225V104	1024	100000	SH		100000			100000
Hackett Group Inc		COM	404609109	1416	403366	SH		403366			403366
Imageware Systems Inc.		COM	45245S108	4365	4454500	SH		4454500			4454500
Imergent Inc			COM	45247Q100	4250	946195	SH		946195			946195
Infusystems Holdings Inc	COM	45685K102	116	50000	SH		50000			50000
K-Sea Transportation Partners 	COM	48268Y101	128	26300	SH		26300			26300
Lifetime Brands Inc		COM	53222Q103	8646	615800	SH		615800			615800
Lpath Inc			COM	548910108	267	300000	SH		300000			300000
Mdc Partners Inc New Cl A Subo	COM	552697104	13366	774000	SH		774000			774000
Mosys Inc			COM	619718109	12317	2164750	SH		2164750			2164750
National Patent Development Co	COM	637132101	206	128666	SH		128666			128666
Newport Digital Tech Inc	COM	651833105	60	20000000SH		20000000		20000000
Nova Measuring Instruments Ltd	COM	M7516K103	1138	137000	SH		137000			137000
Park City Group Inc New		COM	700215304	7076	1303150	SH		1303150			1303150
Parkervision Inc		COM	701354102	181	393313	SH		393313			393313
Pfsweb Inc			COM	717098206	1188	300000	SH		300000			300000
Photomedex Inc			COM	719358103	2093	352423	SH		352423			352423
Remedent Inc			COM	75954T104	105	210899	SH		210899			210899
S1 Corp				COM	78463B101	2139	310000	SH		310000			310000
Scolr Pharma Inc		COM	78402X107	515	1392246	SH		1392246			1392246
Star Scientific Inc Com		COM	85517P101	11475	5884500	SH		5884500			5884500
Thomas Group Inc		COM	884402108	270	154331	SH		154331			154331
Trinity Biotech Plc New ADR	COM	896438306	14776	1678500	SH		1678500			1678500
Unigene Laboratories Inc	COM	904753100	762	1121040	SH		1121040			1121040
Universal Electronics Inc	COM	913483103	2879	101500	SH		101500			101500
Vaughan Foods Inc		COM	92241M107	135	300000	SH		300000			300000
Westmoreland Coal Corp		COM	960878106	2698	226000	SH		226000			226000
Williams Controls Inc New	COM	969465608	371	35000	SH		35000			35000


Total							141150